                                                                   JUNE 30, 1999


                                 EQUITY FUNDS


                      Evergreen Select Equity Income Fund

                     Evergreen Select Secular Growth Fund











                                          [LOGO OF EVERGREEN FUNDS APPEARS HERE]

                                Table of Contents

Letter to Shareholders ....................................................    1

Evergreen Select Equity Income Fund

     Fund at a Glance .....................................................    2

     Portfolio Manager Commentary .........................................    3

Evergreen Select Secular Growth Fund

     Fund at a Glance .....................................................    5

     Portfolio Manager Commentary .........................................    6



Financial Highlights

     Evergreen Select Equity Income Fund ..................................    8

     Evergreen Select Secular Growth Fund .................................    9

Schedule of Investments

     Evergreen Select Equity Income Fund ..................................   10

     Evergreen Select Secular Growth Fund .................................   11

Statements of Assets and Liabilities ......................................   12

Statements of Operations ..................................................   13

Statements of Changes in Net Assets .......................................   14

Combined Notes to Financial Statements ....................................   16

Independent Auditors' Report ..............................................   22

Additional Information ....................................................   23


                                 Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with over $70 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.





Mutual Funds:  ARE NOT FDIC INSURED  May lose value * Are not bank guaranteed

                           Evergreen Distributor, Inc.
     Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.

                             Letter to Shareholders
                             ----------------------
                                   August 1999


Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Select Equity Funds annual report, which covers the twelve-month period ended June 30, 1999.

[PHOTO OF WILLIAM M. ENNIS APPEARS HERE]

William M. Ennis

[PHOTO OF DAVID C. FRANCIS APPEARS HERE]

David C. Francis, C.F.A.

Continued Strength in the Domestic Economy

After stock markets around the world, including the United States, declined dramatically last summer and into the early fall, the Federal Reserve's actions to lower interest rates in late 1998 helped restore investor confidence. The U.S. stock market rallied strongly during the final quarter of 1998 and into the first half of 1999.

Throughout the period, the strong performance of large capitalization growth stocks continued. Investors who focused on this small group of stocks, particularly technology stocks, fared well. Currently, the stock market is responding positively to the combination of low inflation, low interest rates and low unemployment. The economy appears strong and investor confidence seems high. We remain cautiously optimistic about the stock market.

Fund Merger

The Evergreen Select Equity Income Fund merged into the Evergreen Select Core Equity Fund effective July 31, 1999. Although the investment strategy was substantially the same, the Select Core Equity Fund has a different management team. The next report you receive for your fund will be the Select Core Equity Fund semiannual report.

Year 2000 Preparation /1/

At Evergreen, we continue to prepare ourselves to provide uninterrupted service and communication with all of our shareholders throughout the end of 1999 and right through the date change into the year 2000 and beyond. At the end of August, when this report was finalized, we completed the testing of our internal systems. In March, we successfully participated in industry-wide testing with the Securities Industry Association. We are confident that our efforts will enable our shareholders to receive the same Evergreen products and services we deliver today.

As always, we encourage all shareholders to diversify their mutual fund portfolios and we suggest you consult with your financial advisor for an allocation strategy that helps you meet your investment goals and objectives. Evergreen Funds offers a wide range of funds that includes multiple investment styles to help you find one that is appropriate in your portfolio.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

/s/ David C. Francis

David C. Francis, C.F.A.
Managing Director
Chief Investment Officer
First Capital Group - FUNB


1 The information above constitutes Year 2000 readiness disclosure.

                                   EVERGREEN
                           Select Equity Income Fund

                      Fund at a Glance as of June 30, 1999


--------------------------------------------------------------------------------
                                PORTFOLIO PROFILE
--------------------------------------------------------------------------------

                                  Philosophy

Evergreen Select Equity Income Fund utilizes value-oriented stocks in pursuit of its objective: high current income and long-term capital appreciation. The Fund provides investors a degree of safety by emphasizing companies with below average price-to-earnings ratios and higher dividend yields relative to their industry groups.

                                    Process

The Fund uses a bottom-up stock selection process, focusing on security fundamentals rather than broad economic forecasts. The portfolio construction process consists of a unique blend of quantitative and traditional fundamental analysis skills.

                                   Benchmark

Standard and Poors 500 Index (S&P 500)



--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS/1/
--------------------------------------------------------------------------------

Portfolio Inception Date: 12/31/78                     Class I        Class IS
Class Inception Date                                   11/24/97       03/11/98

Average Annual Returns

1 year                                                   -0.88%        -1.13%

3 years                                                  12.18%        11.93%

5 years                                                  14.66%        14.39%

10 years                                                 11.32%        11.05%

Since Portfolio Inception                                13.77%        13.49%

12-month income dividends per share                      $2.14         $1.95

12-month capital gains distributions per share           $6.00         $6.00



--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

               Select Equit Income            CPI                S&P 500
6/30/89             1,000,000              1,000,000            1,000,000
6/30/90             1,147,247              1,046,728            1,164,872
6/30/91             1,240,627              1,095,890            1,251,018
6/30/92             1,366,524              1,129,734            1,418,818
6/30/93             1,485,517              1,163,570            1,612,176
6/30/94             1,474,595              1,192,587            1,634,859
6/30/95             1,736,197              1,228,848            2,061,084
6/30/96             2,069,494              1,262,232            2,596,963
6/30/97             2,577,460              1,291,700            3,498,084
6/30/98             2,947,826              1,313,457            4,553,155
6/30/99             2,921,629              1,339,243            5,589,898

Comparison of change in value of a $1,000,000 investment in Evergreen Select Equity Income Fund, Class I,the S&P 500 Index and The Consumer Price Index
(CPI).

The S&P 500 Index is an unmanaged index and does not include transaction costs associated with buying and selling securities or any management fees.

The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

/1/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Historical performance shown for Class IS from 11/24/97 to its inception is based on the performance of Class I and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class IS. Class I pays no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/97, the returns for Classes I and IS are based on the Fund's predecessor common trust fund's (CTF's) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. Performance for the CTF has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the CTF was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio, the total returns would be as follows: Class I - 3 year = 12.23%, 5 year = 14.73%, 10 year = 11.41% and since 12/31/78 = 13.87%; Class IS - 3 year = 11.99%, 5 year
= 14.47%, 10 year = 11.14 % and since 12/31/78 = 13.60%.

                                   EVERGREEN
                           Select Equity Income Fund

                          Portfolio Manager Commentary

Portfolio Management


            Paul A. DiLella



Paul A. DiLella, who has 16 years of investment experience, manages the Evergreen Select Equity Income Fund. He also has research responsibility in electric utility, natural gas distribution, and REIT areas.

Performance

For the twelve months ended June 30, 1999, the Evergreen Select Equity Income Fund Class I posted a -0.88% total return compared to the S&P 500 which returned 22.77%.

Although the performance outpaced the S&P 500 index during the first three months, it lagged substantially during the remainder of the fiscal period. The stock market's overwhelming bias toward growth stocks was primarily responsible for the Fund's lagging performance. The Fund's primary objective is to "seek high current income", a strategy that dictates we invest in high dividend-paying companies, typically in traditionally income-oriented sectors. Unfortunately, it was these companies that lagged the most because investors ignored these areas in favor of high-flying growth stocks. As a manager of a value-oriented fund, it was frustrating to witness fundamentally strong, industry-leading companies with exceptional valuations under-perform simply because they were "value" stocks.


                                    Portfolio
                                 Characteristics
                                 ---------------

Total Net Assets ....................................               $147,095,148
Number of Issues ....................................                         31


Market Environment

Despite the stock market's well-publicized climb, not all investors participated in the market's extraordinary returns over the past year. For much of the fiscal period, growth stocks--led by the high-flying technology sector--carried the market to all-time highs, while value-oriented stocks lagged far behind.

It was only in the past three months that the market's advance began broadening, with smaller stocks and value-oriented issues finally outpacing large cap growth companies. Consider that during the past twelve months, large cap growth stocks (measured by the Russell 1000 Growth Index) posted a 27.3% total return, significantly outpacing the respectable 16.4% return of value stocks (Russell 1000 Value Index) and the 1.5% return of small cap stocks (Russell 2000 Index).

                                   EVERGREEN
                           Select Equity Income Fund

                          Portfolio Manager Commentary



                                Top 5 Industries
                                ----------------
                         (as a percentage of net assets)

Information Services & Technology                                        17.6%
Banks                                                                    14.0%
Healthcare Products & Services                                           13.2%
Food & Beverage Products                                                 10.6%
Utilities-Telephone                                                       8.0%

                                 Top 10 Holdings
                                 ---------------
                         (as a percentage of net assets)

Microsoft Corp.                                                           6.1%
General Electric Co.                                                      5.8%
International Business Machines Corp.                                     5.6%
GTE Corp.                                                                 5.1%
BankAmerica Corp.                                                         5.0%
Coca Cola Co.                                                             4.9%
Bristol-Myers Squibb Co.                                                  4.8%
Chase Manhattan Corp.                                                     4.4%
Home Depot, Inc.                                                          4.4%
Philip Morris Companies, Inc.                                             4.4%


The Impending Merger and Its Benefits

It is important to note that this Fund merged into the Evergreen Select Core Equity Fund in July. Existing shareholders should benefit in two specific ways from the merger. First, due to its larger asset base of $1.9 billion, shareholders of the Evergreen Select Equity Income Fund will benefit from a lower Class I expense ratio--0.67% vs. 0.71%, for the year ended June 30, 1999. In addition, with the Evergreen Select Core Equity Fund's blended investment approach, shareholders may participate more fully in the overall market regardless of the investment style in vogue, such as large cap growth was in 1998.

                                   EVERGREEN
                          Select Secular Growth Fund

                      Fund at a Glance as of June 30, 1999


--------------------------------------------------------------------------------
                                PORTFOLIO PROFILE
--------------------------------------------------------------------------------

                                  Philosophy

The Evergreen Select Secular Growth Fund seeks to identify companies that are positioned to capitalize upon favorable secular trends within the U.S. economy. We accomplish this by using highly focused fundamental research along with quantitative tools to select high quality, large cap growth companies that exhibit consistent and accelerating earnings growth.

                                    Process

Mr. Dalton and his team of dedicated analysts utilize a disciplined investment process in order to construct a portfolio of large cap, high quality, growth-oriented companies:

 .    Most ideas are generated by analysts on the Secular Growth Team

 .    Team meets daily to discuss buy/sell candidates, establish priorities and discuss the market

 .    Recommendations are made by an analyst to the team; team leader makes final decision

 .    Quantitative tools are used to verify or challenge recommendations


                                   Benchmark

Russell 1000 Growth Index ("Russell 1000")


--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS/1/
--------------------------------------------------------------------------------

Portfolio Inception Date: 02/26/99                     Class I        Class IS
Class Inception Date                                  02/26/99        02/26/99

Average Annual Returns
1 year                                                    N/A            N/A
5 years                                                   N/A            N/A
10 years                                                  N/A            N/A
Cumulative Since Inception                               0.14%          0.06%
12-month income dividends per share                     $0.15          $0.11





--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

               Select Secular Growth          CPI-US         Value S&P 500
2/28/99              1,000,000              1,000,000          1,000,000
3/31/99              1,010,650              1,003,040          1,052,700
4/30/99              1,002,767              1,010,334          1,054,100
5/31/99                951,124              1,010,334          1,021,700
6/30/99              1,001,439              1,010,334          1,093,200



Comparison of change in value of a $1,000,000 investment in Evergreen Select Secular Growth Fund, Class I, the Russell 1000 Growth Index, and The Consumer Priced Index (CPI).

The Russell 1000 Growth Index is an unmanaged index and does not include transaction costs associated with buying and selling securities or any management fees.

The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

/1/Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

                                   EVERGREEN
                          Select Secular Growth Fund

                          Portfolio Manager Commentary


Portfolio Management


            Stephen Dalton


Mr. Dalton is the portfolio manager of the Evergreen Select Secular Growth Fund and has 15 years of investment management and research experience, managing growth and balanced portfolios. In addition, he has covered the health care, technology, retail, media and entertainment industries. Prior to joining First Capital Group, Mr. Dalton was a Senior Portfolio Manager at CoreStates Investment Advisors, which was acquired by First Union in 1998. Mr. Dalton is supported by a team of three dedicated analysts with a combined 59 years of investment experience.

Performance

We are pleased to announce the first annual report for the Evergreen Select Secular Growth Fund. Since the Fund's inception date is February 26, 1999, it does not have a complete year of performance history like the other fund in this report. The Fund's total return since inception is 0.14% on Class I shares.


                                    Portfolio
                                 Characteristics
                                 ---------------


Total Net Assets                                                     $40,129,017
Number of Issues                                                              46
P/E Ratio                                                                  48.0x
Beta                                                                        1.19



Market Environment

Technology is currently the portfolio's greatest sector weighting, reflecting our view that this area represents the most significant secular trend driving the U.S. economy. Underlying the Fund's technology exposure is an emphasis on companies that address three specific themes within this sector:

 .    The demand for high speed access on the internet.

 .    Demand for increased bandwidth, which allows users to maximize the amount of information that can be sent electronically.

 .    Increasing data management requirements, as companies search for more efficient ways to store ever-increasing amounts of electronic information.

Another secular trend that we're poised to capitalize on is within the financial services sector, where "Baby Boomers" are playing catch up in order to build a sufficient retirement savings. Current holdings include: SunTrust Banks--a bank located in the Southeast that provides investment trust and investment services--and Morgan Stanley Dean Witter--a global provider of investment products--two companies which we believe are well positioned to meet this strong consumer demand.

                                   EVERGREEN
                          Select Secular Growth Fund

                          Portfolio Manager Commentary


In-home entertainment is another theme we have positioned the portfolio to exploit. Armed with higher wages and increasing discretionary income, consumers have shown a willingness to spend money on entertainment. Time Warner, Yahoo! and America Online are three industry-leading companies that provide products and services to satisfy consumers' in-home recreational appetite.



                                Top 5 Industries
                                ----------------
                         (as a percentage of net assets)

Information Services & Technology                                         24.3%
Communications Systems & Services                                         14.0%
Healthcare Products & Services                                            12.7%
Printing, Publishing, Broadcasting & Entertainment                        12.3%
Retailing & Wholesale                                                     10.5%




Portfolio Activity

During the past three months, we took advantage of price weakness in the internet franchise to initiate a position in Verisign. Verisign provides the infrastructure to secure communications and commerce over the internet.

Among retail stocks, we reduced exposure to a modest overweighting. This reduction was in response to the anticipated seasonal retail slowdown, as well as higher interest rates that could potentially dampen consumer spending. The portfolio currently has an under-weighting in healthcare as a result of slower earnings growth in this sector, while maintaining zero exposure to basic industry and energy stocks.



                                 Top 10 Holdings
                                 ---------------
                         (as a percentage of net assets)

Sun Microsystems, Inc.                                                     3.9%
Time Warner, Inc.                                                          3.8%
Inktomi Corp.                                                              3.5%
Comcast Corp. Cl. A                                                        3.4%
Yahoo, Inc.                                                                3.4%
EMC Corp.                                                                  3.4%
America Online, Inc.                                                       3.2%
Cisco Systems, Inc.                                                        3.2%
MCI Worldcom, Inc.                                                         3.0%
Qwest Communications International, Inc.                                   2.9%



Outlook

Looking ahead, we anticipate a turbulent second half of the year with large cap growth stocks re-establishing its leadership role as investors maintain a strong focus on earnings growth. We expect interest rates to plateau near current levels, then gently and gradually recede by year-end.

From a sector standpoint, we remain committed to technology and communication services stocks, but are freshening and diversifying our holdings, with new emphasis in software enablers for the Internet. In our opinion, this is an emerging--and increasingly important--secular trend within the Internet megatrend. We will continue to avoid the PC hardware subsector as well as more average--weighted positions among communication services stocks.

                                   EVERGREEN
                           Select Equity Income Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                  Year Ended June
                                                        30,
                                                 -------------------
                                                   1999     1998 (a)
--------------------------------------------------------------------------------
 CLASS I
--------------------------------------------------------------------------------
 Net asset value, beginning of period            $  89.03   $  87.31
                                                 ========   ========
 Income from investment operations
 Net investment income                               2.22       1.50
 Net realized and unrealized gains or losses on
  securities                                        (3.33)      1.73
                                                 --------   --------
 Total from investment operations                   (1.11)      3.23
                                                 --------   --------
 Distributions to shareholders from
 Net investment income                              (2.14)     (1.51)
 Net realized gains                                 (6.00)         0
                                                 --------   --------
 Total distributions to shareholders                (8.14)     (1.51)
                                                 --------   --------
 Net asset value, end of period                  $  79.78   $  89.03
                                                 ========   ========
 Total return                                       (0.88%)     3.70%
 Ratios and supplemental data
 Net assets, end of period (thousands)           $145,826   $204,248
 Ratios to average net assets
  Expenses*                                          0.71%      0.78%+
  Net investment income                              2.81%      2.80%+
 Portfolio turnover rate                              112%        51%

                                                   Year Ended June
                                                         30,
                                                   -----------------
                                                    1999    1998 (b)
--------------------------------------------------------------------------------
 CLASS IS
--------------------------------------------------------------------------------
 Net asset value, beginning of period              $89.05    $90.83
                                                   ======    ======
 Income from investment operations
 Net investment income                               2.03      0.65
 Net realized and unrealized losses on securities   (3.34)    (1.69)
                                                   ------    ------
 Total from investment operations                   (1.31)    (1.04)
                                                   ------    ------
 Distributions to shareholders from
 Net investment income                              (1.95)    (0.74)
 Net realized gains                                 (6.00)        0
                                                   ------    ------
 Total distributions to shareholders                (7.95)    (0.74)
                                                   ------    ------
 Net asset value, end of period                    $79.79    $89.05
                                                   ======    ======
 Total return                                       (1.13%)   (1.16%)
 Ratios and supplemental data
 Net assets, end of period (thousands)             $1,269    $1,497
 Ratios to average net assets
  Expenses*                                          0.96%     1.04%+
  Net investment income                              2.48%     2.46%+
 Portfolio turnover rate                              112%       51%

(a) For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
(b) For the period from March 11, 1998 (commencement of class operations) to June 30, 1998.
 +  Annualized.
 * The ratio of expenses to average net assets includes fee waivers and excludes fee credits.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Secular Growth Fund
                              Financial Highlights
                (For a share outstanding throughout the period)


                                                     Period Ended
                                                   June 30, 1999 (a)
--------------------------------------------------------------------------------
 CLASS I
--------------------------------------------------------------------------------
 Net asset value, beginning of period                   $100.00
                                                        =======
 Income from investment operations
 Net investment income                                     0.15
 Net realized and unrealized losses on securities         (0.01)
                                                        -------
 Total from investment operations                          0.14
                                                        -------
 Distributions to shareholders from
 Net investment income                                    (0.15)
                                                        -------
 Total distributions to shareholders                      (0.15)
                                                        -------
 Net asset value, end of period                         $ 99.99
                                                        =======
 Total return                                              0.14%
 Ratios and supplemental data
 Net assets, end of period (thousands)                  $40,128
 Ratios to average net assets
  Expenses*                                                0.71%+
  Net investment income                                    0.18%+
 Portfolio turnover rate                                     65%

                                                     Period Ended
                                                   June 30, 1999 (a)
--------------------------------------------------------------------------------
 CLASS IS
--------------------------------------------------------------------------------
 Net asset value, beginning of period                   $100.00
                                                        =======
 Income from investment operations
 Net investment income                                     0.21
 Net realized and unrealized losses on securities         (0.15)
                                                        -------
 Total from investment operations                          0.06
                                                        -------
 Distributions to shareholders from
 Net investment income                                    (0.11)
                                                        -------
 Total distributions to shareholders                      (0.11)
                                                        -------
 Net asset value, end of period                         $ 99.95
                                                        =======
 Total return                                              0.06%
 Ratios and supplemental data
 Net assets, end of period (thousands)                  $     1
 Ratios to average net assets
  Expenses*                                                0.96%+
  Net investment income                                    0.63%+
 Portfolio turnover rate                                     65%

(a) For the period from February 26, 1999 (commencement of class operations) to June 30, 1999.
 +  Annualized.
 * The ratio of expenses to average net assets includes fee waivers and excludes fee credits.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Select Equity Funds
                            Schedule of Investments
                                 June 30, 1999

--------------------------------------------------------------------------------
   Shares                                                              Value
--------------------------------------------------------------------------------

 COMMON STOCKS - 95.8%
            Automotive Equipment & Manufacturing - 3.8%
    100,000 Ford Motor Co. ......................................   $  5,643,750
                                                                    ------------
            Banks - 14.0%
     75,000 Bank One Corp. ......................................      4,467,187
    100,000 BankAmerica Corp. ...................................      7,331,250
     75,000 Chase Manhattan Corp. ...............................      6,496,875
     50,000 Fleet Financial Group, Inc. .........................      2,218,750
                                                                    ------------
                                                                      20,514,062
                                                                    ------------
            Consumer Products & Services - 2.0%
     40,000 Whirlpool Corp. .....................................      2,960,000
                                                                    ------------
            Diversified Companies - 3.5%
     55,000 Tyco International Ltd. .............................      5,211,250
                                                                    ------------
            Electrical Equipment & Services - 5.8%
     75,000 General Electric Co. ................................      8,475,000
                                                                    ------------
            Food & Beverage Products - 10.6%
    115,000 Coca Cola Co. .......................................      7,187,500
    160,000 Philip Morris Companies, Inc. .......................      6,430,000
     45,000 *United States Foodservice...........................      1,918,125
                                                                    ------------
                                                                      15,535,625
                                                                    ------------
            Healthcare Products & Services - 13.2%
    100,000 Bristol-Myers Squibb Co. ............................      7,043,750
     70,000 Mylan Laboratories, Inc. ............................      1,855,000
     85,000 SmithKline Beecham Plc, ADR..........................      5,615,312
     70,000 Warner-Lambert Co. ..................................      4,856,250
                                                                    ------------
                                                                      19,370,312
                                                                    ------------
            Information Services & Technology - 17.6%
    188,000 Compaq Computer Corp. ...............................      4,453,250
     64,000 International Business Machines Corp.................      8,272,000
    100,000 *Microsoft Corp. ....................................      9,018,750
    100,000 *Network Associates, Inc. ...........................      1,468,750
     73,000 *Oracle Systems Corp. ...............................      2,710,125
                                                                    ------------
                                                                      25,922,875
                                                                    ------------
            Oil/Energy - 5.4%
     35,000 Enron Corp. .........................................      2,861,250
    125,000 MCN Energy Group, Inc. ..............................      2,593,750
     40,000 Texaco, Inc. ........................................      2,500,000
                                                                    ------------
                                                                       7,955,000
                                                                    ------------


--------------------------------------------------------------------------------
   Shares                                                             Value
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
            Oil Field Services - 1.5%
     35,000 Schlumberger Ltd. ..................................   $  2,229,063
                                                                   ------------
            Real Estate - 3.1%
    100,000 FelCor Lodging Trust, Inc. REIT.....................      2,075,000
    100,000 Simon Property Group, Inc. REIT.....................      2,537,500
                                                                   ------------
                                                                      4,612,500
                                                                   ------------
            Retailing & Wholesale - 4.4%
    100,000 Home Depot, Inc. ...................................      6,443,750
                                                                   ------------
            Transportation - 1.3%
     62,000 Burlington Northern Santa Fe Corp. .................      1,922,000
                                                                   ------------
            Utilities - Electric  - 1.6%
     75,000 Cinergy Corp. ......................................      2,400,000
                                                                   ------------
            Utilities - Telephone - 8.0%
     75,000 AT&T Corp. .........................................      4,185,938
    100,000 GTE Corp. ..........................................      7,575,000
                                                                   ------------
                                                                     11,760,938
                                                                   ------------
            Total Common Stocks (cost $119,627,246).............    140,956,125
                                                                   ------------
 SHORT-TERM INVESTMENTS - 4.4%
            Money Market Shares - 0.0%
      1,775 Valiant General Fund (cost $1,775)..................          1,775
                                                                   ------------
--------------------------------------------------------------------------------
 Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT - 4.4%
 $6,432,573 Dresdner Bank AG 4.75%, purchased 6/30/1999,
             maturing 7/1/1999, maturity value $6,433,422 (cost
             $6,432,573) (a)....................................      6,432,573
                                                                   ------------

            Total Investments -
             (cost $126,061,594).........................   100.2%  147,390,473
            Other Assets and
             Liabilities - net...........................    (0.2)     (295,325)
                                                            -----  ------------
            Net Assets...................................   100.0% $147,095,148
                                                            =====  ============

(a) At June 30, 1999, the repurchase agreement was fully collateralized by $6,360,000 U.S. Treasury Notes 6.63%, 4/30/2002; value including accrued interest--$6,564,994.
 *  Non-income producing security.

Summary of Abbreviations
ADR  American Depository Receipt
REIT Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Secular Growth Fund
                            Schedule of Investments
                                 June 30, 1999

--------------------------------------------------------------------------------
  Shares                                                                Value
--------------------------------------------------------------------------------

 COMMON STOCKS - 94.6%
          Banks - 3.4%
    8,300 BB&T Corp. .............................................   $   304,506
   15,900 Mellon Bank Corp. ......................................       578,363
    4,700 Northern Trust Corp. ...................................       455,900
                                                                     -----------
                                                                       1,338,769
                                                                     -----------
          Communication Systems &
           Services - 14.0%
   19,860 Global Crossing Ltd. ...................................       846,533
    9,300 Level 3 Communications, Inc. ...........................       558,581
   12,911 Lucent Technologies, Inc. ..............................       870,686
   13,925 * MCI WorldCom, Inc. ...................................     1,198,420
   16,800 * Metromedia Fiber Network, Inc. .......................       603,750
   35,600 * Qwest Communications International, Inc. .............     1,177,025
    4,300 VeriSign, Inc. .........................................       370,875
                                                                     -----------
                                                                       5,625,870
                                                                     -----------
          Electrical Equipment & Services - 2.2%
    7,850 General Electric Co. ...................................       887,050
                                                                     -----------
          Finance & Insurance - 9.7%
    7,450 American International Group, Inc. .....................       872,116
   19,500 Federal Home Loan Mortgage Corp. .......................     1,131,000
   14,350 Federal National Mortgage Assoc. .......................       981,181
    4,400 Morgan Stanley, Dean Witter & Co. ......................       451,000
    4,250 Schwab (Charles) & Co., Inc. ...........................       466,969
                                                                     -----------
                                                                       3,902,266
                                                                     -----------
          Healthcare Products & Services - 12.7%
   15,600 Bristol-Myers Squibb Co. ...............................     1,098,825
   14,600 Cardinal Health, Inc. ..................................       936,225
    6,100 Lilly (Eli) & Co. ......................................       436,913
   12,900 Medtronic, Inc. ........................................     1,004,587
    9,575 Merck & Co., Inc. ......................................       708,550
   17,400 Schering-Plough Corp. ..................................       922,200
                                                                     -----------
                                                                       5,107,300
                                                                     -----------
          Information Services & Technology - 24.3%
   11,600 * America Online, Inc. .................................     1,281,800
   11,900 At Home Corp. ..........................................       641,856
    3,300 DoubleClick, Inc. ......................................       302,775
   25,000 * EMC Corp. ............................................     1,375,000
   13,950 * Gateway, Inc. ........................................       823,050
   10,800 Inktomi Corp. ..........................................     1,420,200
   10,850 * Microsoft Corp. ......................................       978,534
   22,600 * Sun Microsystems, Inc. ...............................     1,556,575
    8,010 Yahoo, Inc. ............................................     1,379,723
                                                                     -----------
                                                                       9,759,513
                                                                     -----------

--------------------------------------------------------------------------------
  Shares                                                               Value
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
           Printing, Publishing, Broadcasting & Entertainment -
             12.3%
   15,700  CBS Corp. ............................................   $   681,969
   35,900  Comcast Corp. Cl. A...................................     1,379,906
    9,300  * Cox Communications, Inc. Cl. A......................       342,356
   33,200  * Infinity Broadcasting Corp. ........................       987,700
   20,850  Time Warner, Inc. ....................................     1,532,475
                                                                    -----------
                                                                      4,924,406
                                                                    -----------
           Retailing & Wholesale - 10.5%
    3,900  * Best Buy Co., Inc. .................................       263,250
    7,000  * Costco Companies, Inc. .............................       560,438
    6,100  Dayton Hudson Corp. ..................................       396,500
   30,200  Family Dollar Stores, Inc. ...........................       724,800
    9,550  Gap, Inc. ............................................       481,081
    8,300  Home Depot, Inc. .....................................       534,831
   12,300  Wal-Mart Stores, Inc. ................................       593,475
   22,150  Walgreen Co. .........................................       650,656
                                                                    -----------
                                                                      4,205,031
                                                                    -----------
           Telecommunication Services & Equipment - 3.2%
   19,750  * Cisco Systems, Inc. ................................     1,270,172
                                                                    -----------
           Transportation - 2.3%
   29,850  Southwest Airlines Co. ...............................       929,081
                                                                    -----------
           Total Common Stocks (cost $37,300,459)................    37,949,458
                                                                    -----------
--------------------------------------------------------------------------------
 Principal
  Amount                                                               Value
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS - 1.5%
           Repurchase Agreement - 1.5%
 $618,280  Dresdner Bank AG 4.75%, purchased 6/30/1999, maturing
            7/1/1999, maturity value $618,362 (cost $618,280)
            (a)..................................................       618,280
                                                                    -----------

          Total Investments - (cost $37,918,739)...........    96.1%  38,567,738
          Other Assets and Liabilities - net...............     3.9    1,561,279
                                                              -----  -----------
          Net Assets.......................................   100.0% $40,129,017
                                                              =====  ===========

(a) At June 30, 1999, the repurchase agreement was collateralized by $575,000 U.S. Treasury Notes 7.50%, 02/15/2005; value including accrued interest--$632,414.
 *  Non-income producing security.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Select Equity Funds
                      Statements of Assets and Liabilities
                                 June 30, 1999

                                                     Equity          Secular
                                                     Income          Growth
                                                      Fund            Fund
-------------------------------------------------------------------------------
 Assets
 Identified cost of securities.................   $126,061,594    $37,918,739
 Net unrealized gains on securities............     21,328,879        648,999
-------------------------------------------------------------------------------
 Market value of securities....................    147,390,473     38,567,738
 Receivable for Fund shares sold...............              0      1,555,744
 Dividends and interest receivable.............        262,132          9,715
 Prepaid expenses and other assets.............         10,778         42,349
-------------------------------------------------------------------------------
  Total assets.................................    147,663,383     40,175,546
-------------------------------------------------------------------------------
 Liabilities
 Payable for Fund shares redeemed..............        470,876         13,000
 Advisory fee payable..........................         73,065            678
 Distribution Plan expenses payable............            129              1
 Due to other related parties..................          3,032            660
 Accrued expenses and other liabilities........         21,133         32,190
-------------------------------------------------------------------------------
  Total liabilities............................        568,235         46,529
-------------------------------------------------------------------------------
 Net assets....................................   $147,095,148    $40,129,017
-------------------------------------------------------------------------------
 Net assets represented by
 Paid-in capital...............................   $124,239,677    $39,510,490
 Undistributed (overdistributed) net investment
  income.......................................         (2,447)        10,878
 Accumulated net realized gains or losses on
  securities...................................      1,529,039        (41,350)
 Net unrealized gains on securities............     21,328,879        648,999
-------------------------------------------------------------------------------
 Total net assets..............................   $147,095,148    $40,129,017
-------------------------------------------------------------------------------
 Net assets consists of
 Class I.......................................   $145,826,191    $40,128,016
 Class IS......................................      1,268,957          1,001
-------------------------------------------------------------------------------
 Total net assets..............................   $147,095,148    $40,129,017
-------------------------------------------------------------------------------
 Shares outstanding
 Class I.......................................      1,827,933        401,318
 Class IS......................................         15,903             10
-------------------------------------------------------------------------------
 Net asset value per share
 Class I.......................................   $      79.78    $     99.99
-------------------------------------------------------------------------------
 Class IS......................................   $      79.79    $     99.95
-------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Select Equity Funds
                            Statements of Operations
                            Year Ended June 30, 1999

                                                      Equity         Secular
                                                      Income          Growth
                                                       Fund          Fund (a)
--------------------------------------------------------------------------------
 Investment income
 Dividends......................................   $  5,492,441      $ 19,542
 Interest.......................................        736,064        25,932
--------------------------------------------------------------------------------
 Total investment income........................      6,228,505        45,474
--------------------------------------------------------------------------------
 Expenses
 Advisory fee...................................      1,240,256        36,383
 Distribution Plan expenses.....................          3,178             1
 Administrative services fees...................         46,279         1,305
 Transfer agent fee.............................          1,987            34
 Trustees' fees and expenses....................          2,973            16
 Custodian fee..................................         52,745         3,835
 Registration and filing fees...................         49,291        24,004
 Professional fees..............................         16,864        27,762
 Other..........................................         26,534         9,040
--------------------------------------------------------------------------------
  Total expenses................................      1,440,107       102,380
  Less: Fee credits.............................         (7,631)         (536)
        Fee waivers and/or expense
          reimbursements........................       (176,881)      (65,459)
--------------------------------------------------------------------------------
  Net expenses..................................      1,255,595        36,385
--------------------------------------------------------------------------------
 Net investment income..........................      4,972,910         9,089
--------------------------------------------------------------------------------
 Net realized and unrealized gains or losses on
   securities
 Net realized gains or losses on securities.....      1,300,304       (41,350)
 Net change in unrealized gains or losses on
   securities...................................    (11,035,720)      648,999
--------------------------------------------------------------------------------
 Net realized and unrealized gains or losses on
   securities...................................     (9,735,416)      607,649
--------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting
   from operations..............................   $ (4,762,506)     $616,738

--------------------------------------------------------------------------------
(a) For the period from February 26, 1999 (commencement of operations) to June 30, 1999.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Select Equity Funds
                      Statements of Changes in Net Assets
                            Year Ended June 30, 1999

                                                    Equity         Secular
                                                    Income          Growth
                                                     Fund          Fund (a)
-------------------------------------------------------------------------------
Operations
 Net investment income.......................... $  4,972,910    $     9,089
 Net realized gains or losses on securities.....    1,300,304        (41,350)
 Net change in unrealized gains or losses on
  securities....................................  (11,035,720)       648,999
--------------------------------------------------------------------------------
  Net increase (decrease) in net assets
   resulting from operations....................   (4,762,506)       616,738
--------------------------------------------------------------------------------
Distributions to shareholders from
 Net investment income
  Class I.......................................   (4,792,315)        (7,798)
  Class IS......................................      (30,216)            (1)
 Net realized gains
  Class I.......................................  (13,379,242)             0
  Class IS......................................      (96,788)             0
--------------------------------------------------------------------------------
  Total distributions to shareholders...........  (18,298,561)        (7,799)
--------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold......................   15,870,867     39,940,669
 Payment for shares redeemed....................  (62,146,708)      (425,994)
 Net asset value of shares issued in
  reinvestment of distributions.................   10,686,855          5,403
--------------------------------------------------------------------------------
  Net increase (decrease) in net assets
   resulting from capital share transactions....  (35,588,986)    39,520,078
--------------------------------------------------------------------------------
   Total increase (decrease) in net assets......  (58,650,053)    40,129,017
Net assets
 Beginning of period............................  205,745,201             --
--------------------------------------------------------------------------------
 End of period.................................. $147,095,148    $40,129,017
--------------------------------------------------------------------------------
 Undistributed (overdistributed) net investment
  income........................................ $     (2,447)       $10,878
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(a) For the period from February 26, 1999 (commencement of operations) to June 30, 1999.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Select Equity Funds
                       Statement of Changes in Net Assets
                           Period Ended June 30, 1998

                                                                  Equity Income
                                                                    Fund (a)
-------------------------------------------------------------------------------
 Operations
 Net investment income........................................... $  3,454,381
 Net realized gains on securities................................   13,507,208
 Net change in unrealized losses on securities...................   (9,422,160)
-------------------------------------------------------------------------------
  Net increase in net assets resulting from operations...........    7,539,429
-------------------------------------------------------------------------------
 Distributions to shareholders from
 Net investment income
  Class I........................................................   (3,466,746)
  Class IS.......................................................       (9,467)
-------------------------------------------------------------------------------
  Total distributions to shareholders............................   (3,476,213)
-------------------------------------------------------------------------------
 Capital share transactions
 Proceeds from shares sold.......................................  224,077,449
 Payment for shares redeemed.....................................  (22,411,624)
 Net asset value of shares issued in reinvestment of
  distributions..................................................       16,160
-------------------------------------------------------------------------------
  Net increase in net assets resulting from capital share
   transactions..................................................  201,681,985
-------------------------------------------------------------------------------
   Total increase in net assets..................................  205,745,201
 Net assets
 Beginning of period.............................................           --
-------------------------------------------------------------------------------
 End of period................................................... $205,745,201
-------------------------------------------------------------------------------
 Undistributed net investment income............................. $     46,652

--------------------------------------------------------------------------------
(a) For the period from November 24, 1997 (commencement of operations) to June 30, 1998.

                  See Combined Notes to Financial Statements.

                     Combined Notes to Financial Statements

1. ORGANIZATION

The Evergreen Select Equity Funds consist of two separate series. The Evergreen Select Equity Income Fund ("Equity Income Fund") and Evergreen Select Secular Growth Fund ("Secular Growth Fund"), (collectively, the "Funds") are each sepa-rate diversified series of Evergreen Select Equity Trust (the "Trust"), a Dela-ware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer an Institutional Class of shares ("Class I") and an Institu-tional Service Class of shares ("Class IS"). Each Class of shares is sold with-out a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing service fee.

2. CONVERSION INFORMATION

On November 24, 1997, the Equity Income Fund commenced operations of its Class I shares as a result of a conversion of a common trust fund managed by First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). The following summarizes pertinent data related to the Fund on the date of conversion:

         Shares issued.......................................    2,271,990
         Net assets.......................................... $198,356,197
         Net asset value per share........................... $      87.31
         Unrealized appreciation of investments.............. $ 41,786,759

The above amounts are reflected in proceeds from shares sold in the statement of changes in net assets and the capital shares transactions disclosure for the period ended June 30, 1998.

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
The Funds value securities traded on an established securities exchange or in-cluded on the Nasdaq National Market System ("NMS") at the last reported sales price on the exchange where primarily traded. The Funds value securities traded on an exchange or NMS for which there has been no sale and other securities traded in the over-the-counter market at the mean between the last reported bid and asked price. Securities for which valuations are not available from an in-dependent pricing service, including restricted securities, are valued at fair value as determined in good faith according to procedures established by the Board of Trustees. Money market shares are valued at net asset value. Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held in a segregated account by the custodian on the Fund's behalf. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each Fund monitors the adequacy of the collat-eral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Foreign in-come may be subject to foreign withholding taxes, which are accrued as applica-ble. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

D. Federal Taxes
The Funds qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for fed-eral taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

E. Distributions
Distributions from net investment income for the Funds are declared and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. The differences between financial statement amounts avail-able for distribution and distributions made in accordance with income tax reg-ulations are primarily due to differing treatment for certain distributions re-ceived from real estate investment trusts and certain operating expenses. Cer-tain distributions paid during previous years have been reclassified to conform to current year presentation.

F. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for Class IS.

4. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

FUNB is the investment advisor to each Fund. Each Fund pays FUNB a fee for its services as set forth below. The annual advisory fees are calculated daily and paid monthly and are based on a percentage of average daily net assets of each Fund.

                                                                 Annual
                                                              Advisory fee
                                                              ------------
         Equity Income Fund..................................    0.70%
         Secular Growth Fund.................................    0.70%

FUNB has voluntarily agreed to reduce the investment advisory fee on each Fund and to reimburse a portion of each Fund's annual operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses). For the pe-riod ended June 30, 1999, FUNB voluntarily reduced its fee by $176,881 on the Equity Income Fund. For Secular Growth Fund, FUNB reduced its fee by $36,383 and reimbursed $29,076 of operating expenses.

Evergreen Investment Services ("EIS"), a subsidiary of First Union, is the ad-ministrator and The BISYS Group, Inc. ("BISYS") is sub-administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. As sub-administrator to the Funds, BISYS provides the officers of the Funds. Officers of the Funds and affiliated Trustees receive no compensa-tion directly from the Funds.

The administrator and sub-administrator for each Fund are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the invest-ment advisors. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net assets of the Fund. The sub-administration fee is calculated by ap-plying percentage rates, which start at 0.01% and decline to 0.004% per annum as net assets increase, to the average daily net assets of the Fund.

For the period ended June 30, 1999, the Funds paid or accrued the following amounts to EIS for administration fees and BISYS for sub-administration fees:

                                        Administration Sub-administration
                                             Fee              Fee
                                        ---------------------------------
         Equity Income Fund............    $36,770           $9,509
         Secular Growth Fund...........      1,039              266

Evergreen Service Company ("ESC"), an indirect, wholly-owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds.

5. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS, serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for Class IS shares. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Class IS currently pays a service fee equal to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid at least quarterly.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares.

6. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class I and Class IS. Transactions in shares of the Funds were as follows:

--------------------------------------------------------------------------------
Equity Income Fund
--------------------------------------------------------------------------------

                                    Year Ended              Period Ended
                                   June 30, 1999         June 30, 1998 (a)
                               ----------------------  -----------------------
                                Shares      Amount      Shares       Amount
-------------------------------------------------------------------------------
Class I
Shares sold..................   177,584  $ 14,183,866  2,538,811  $222,155,844
Shares redeemed..............  (778,817)  (60,294,235)  (244,829)  (22,042,302)
Shares issued on reinvestment
 of distributions............   135,064    10,587,695        120        10,787
-------------------------------------------------------------------------------
Net increase (decrease)......  (466,169)  (35,522,674) 2,294,102   200,124,329
-------------------------------------------------------------------------------
Class IS
Shares sold..................    21,079     1,687,001     20,878     1,921,605
Shares redeemed..............   (23,255)   (1,852,473)    (4,122)     (369,322)
Shares issued on reinvestment
 of distributions............     1,264        99,160         59         5,373
-------------------------------------------------------------------------------
Net increase (decrease)......      (912)      (66,312)    16,815     1,557,656
-------------------------------------------------------------------------------
Net increase (decrease)......            $(35,588,986)            $201,681,985

--------------------------------------------------------------------------------
(a) For Equity Income Fund, Class I and Class IS, the capital share activity is for the period from November 24, 1997 and March 11, 1998, respectively, (commencements of class operations) to June 30, 1998.

--------------------------------------------------------------------------------
Secular Growth Fund
--------------------------------------------------------------------------------

                                                              Period Ended
                                                            June 30, 1999 (b)
                                                           --------------------
                                                            Shares     Amount
--------------------------------------------------------------------------------
Class I
Shares sold............................................... 405,610  $39,939,701
Shares redeemed...........................................  (4,346)    (425,994)
Shares issued on reinvestment of distributions............      54        5,402
--------------------------------------------------------------------------------
Net increase.............................................. 401,318   39,519,109
--------------------------------------------------------------------------------
Class IS
Shares sold...............................................      10          968
Shares issued on reinvestment of distributions............       0            1
--------------------------------------------------------------------------------
Net increase..............................................      10          969
--------------------------------------------------------------------------------
Net increase..............................................          $39,520,078

--------------------------------------------------------------------------------
(b) For Secular Growth Fund, Class I and Class IS, the capital share activity is for the period from February 26, 1999 (commencement of class operations) to June 30, 1999.

7. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the period ended June 30, 1999:

                                    Cost of Purchases Proceeds from Sales
                                    -------------------------------------
         Equity Income Fund........   $191,906,031       $241,956,669
         Secular Growth Fund.......     41,229,915          3,888,098

On June 30, 1999, the composition of unrealized appreciation and depreciation on securities based on the aggregate cost of securities for federal income tax purposes were as follows:

                                          Gross        Gross         Net
                                        Unrealized   Unrealized   Unrealized
                            Tax Cost   Appreciation Depreciation Appreciation
                           --------------------------------------------------
         Equity Income
          Fund........... $125,959,651 $26,971,138   $5,540,316  $21,430,822
         Secular Growth
          Fund...........   38,092,342   1,763,494    1,288,098      475,396

8. EXPENSE OFFSET ARRANGEMENTS

The Funds have entered into an expense offset arrangement with ESC and their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense-offset arrangements could have been invested in income-producing assets. The amount of fee credits received by each Fund and the impact on each Fund's expense ratio represented as a percent-age of its average daily net assets were as follows:

                                           Total Fee       % of Average
                                        Credits Received Daily Net Assets
                                        ---------------------------------
         Equity Income Fund............      $7,631            0.01%
         Secular Growth Fund...........         536            0.01

9. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Funds may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

10. FINANCING AGREEMENTS

Certain Evergreen Funds, State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a financing agreement dated December 22, 1997, as amended on November 20, 1998. Under this agreement, the Banks provided an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit facility was allocated, under the terms of the financing agreement, among the Banks. The credit facility was accessed by the Funds for temporary or emergency purposes only and was subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Fed-eral Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused portion of the committed facility, which was allocated to all of the funds. For its assistance in arranging this financing agreement, the Capital Markets Group of First Union was paid a one-time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administra-tive agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds.

This agreement was amended and renewed on December 22, 1998. The amended fi-nancing agreement became effective on December 22, 1998 among all of the Ever-green Funds, State Street and The Bank of New York ("BONY"). Under this agree-ment, State Street and BONY provide an unsecured credit facility in the aggre-gate amount of $150 million ($125 million committed and $25 million uncommit-ted). The remaining terms and conditions of the agreement are unaffected.

During the year ended June 30, 1999, the Funds had no borrowing under these agreements.

11. DISTRIBUTIONS TO SHAREHOLDERS

On July 1, 1999, the Funds declared the following distributions from net in-vestment income. The distributions were payable on July 2, 1999 to shareholders of record on June 30, 1999. These distributions are not reflected in the accom-panying financial statements.

                                                         Class I Class IS
                                                         ----------------
         Equity Income Fund............................. $0.106   $0.090
         Secular Growth Fund............................  0.003    0.000

12. SUBSEQUENT EVENTS

Common Trust Fund Conversion

Effective on the close of business July 9, 1999, Secular Growth Fund acquired all of the assets and identified liabilities of certain common trust funds man-aged by FUNB. The net assets, consisting primarily of portfolio securities, were acquired either through a taxable or tax-free exchange for Class I shares of the Secular Growth Fund.

The following summarizes pertinent data related to the Funds on the date of the acquisition:

                                                                               Evergreen
                                                          Total    Total Net     Fund      Unrealized
Acquiring Evergreen                                      Shares      Assets    NAV/Share Appreciation of
Fund                         Common Trust Fund           Issued     Acquired    Class I    Investments
--------------------------------------------------------------------------------------------------------
Secular Growth Fund  CoreStates Growth Equity Fund      4,185,687 $433,994,394  $103.69              0
                     CoreStates Growth Equity Trust     1,194,440 $123,845,912             $36,115,475
                     CoreStates Charitable Equity Trust 1,069,362 $110,877,230             $31,871,390
                     CoreStates Growth & Income Fund      787,473 $ 81,649,376                       0
                                                        --------- ------------             -----------
                     Total                              7,236,962 $750,366,912             $67,986,865
                                                        ========= ============             ===========

Merger of Equity Income Fund

Effective the close of business on July 30, 1999, the assets and identified li-abilities of Equity Income Fund were acquired by the Evergreen Select Core Eq-uity Fund ("Core Equity Fund"), an open-end management investment company registered under the 1940 Act in an exchange of shares. The net assets of the Equity Income Fund were exchanged through a tax-free exchange for 14,454 Class IS shares and 1,629,831 Class I shares of Core Equity Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $15,463,739. Aggregate net assets of Equity Income Fund and Core Equity Fund immediately before the acquisition were $132,358,403 and $2,449,655,426, respectively. The aggregate net assets of Core Equity Fund after the acquisition were $2,582,013,829.

                          Independent Auditors' Report

The Board of Trustees and Shareholders of
Evergreen Select Equity Trust:

We have audited the accompanying statements of assets and liabilities, includ-ing the schedules of investments of the Evergreen Select Equity Income Fund and the Evergreen Select Secular Growth Fund (the "Funds") as of June 30, 1999, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the years or periods as described on page 8 and 9. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. These standards require that we plan and perform the audit to obtain reasonable assurance about whether financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ever-green Select Equity Income Fund and Evergreen Select Secular Growth Fund as of June 30, 1999, the results of their operations, changes in their net assets and financial highlights for each of the years or periods described above in con-formity with generally accepted accounting principles.

                                              /s/ KPMG LLP

Boston, Massachusetts
August 6, 1999

                       Additional Information (Unaudited)

YEAR 2000

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisors are taking steps to address this potential year 2000 problem with respect to the computer sys-tems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, how-ever, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

SPECIAL MEETING OF SHAREHOLDERS

On July 30, 1999 a Special Meeting of Shareholders for Select Equity Income Fund was held to consider a number of proposals. On May 28, 1999, the record date for the meeting, the Fund had net assets of $153,072,604 eligible to be voted, of which $150,600,573 were voted at the meeting.

The following proposals were discussed and voted on:

1. To approve an Agreement and Plan of Reorganization whereby Evergreen Select Core Equity Fund, a series of Evergreen Select Equity Trust, will (i) acquire all of the assets of Equity Income in exchange for shares of Evergreen Select Core Equity Fund; and (ii) assume the identified liabilities of Equity Income, as substantially described in the accompanying Prospectus/Proxy Statement.

                                                 Percentage
                                                 of record      Percentage
                                Net assets       net assets       of net
                                   voted        outstanding    assets voted
                              ---------------------------------------------
         Affirmative........  $150,536,429.13     98.343%        99.957%
         Against............        64,143.94       .042%          .043%
         Abstain............              .00       .000%          .000%
                              ---------------     ------        -------
          Total.............  $150,600,573.07     98.385%       100.000%
                              ===============     ======        =======

2. To consider and vote upon such other matters as may properly come before said meeting or any adjournments thereof.

                                                 Percentage
                                                 of record      Percentage
                                Net assets       net assets       of net
                                   voted        outstanding    assets voted
                              ---------------------------------------------
         Affirmative........  $  1,120,522.72       .732%          .745%
         Against............   149,320,407.53     97.549%        99.245%
         Abstain............        14,871.78       .009%          .010%
                              ---------------     ------        -------
          Total.............  $150,455,802.03     98.290%       100.000%
                              ===============     ======        =======

--------------------------------------------------------------------------------
 FEDERAL TAX STATUS OF DISTRIBUTIONS

 Pursuant to section 852 of the Internal Revenue Code, the Equity In-come Fund has designated $11,194,062 as long-term 20% capital gain distribution for the fiscal year ended June 30,1999. The per share capital distribution is $4.98.

 For corporate shareholders, the following percentages of ordinary in-come dividends paid during the fiscal year ended June 30, 1999 quali-fied for the dividends and received deductions.

         Equity Income Fund........................................ 78.42%
         Secular Growth Fund.......................................  5.85

 Shareholders are advised to use information received on Form 1099 to determine their taxable long-term capital gain distribution rather than the per share amounts presented above.
--------------------------------------------------------------------------------

                             EVERGREEN SELECT FUNDS

Money Market
Money Market Fund
Treasury Money Market Fund
100% Treasury Money Market Fund
Municipal Money Market Fund

Municipal Fixed Income
Intermediate Term Municipal Bond Fund

Taxable Fixed Income
International Bond Fund
Total Return Bond Fund
Income Plus Fund
Core Bond Fund
Fixed Income Fund
Adjustable Rate Fund
Limited Duration Fund

Growth and Income/Balanced
Balanced Fund

Growth
Special Equity Fund
Small Cap Growth Fund
Small Company Value Fund
Strategic Growth Fund
Core Equity Fund
Equity Index Fund
Large Cap Blend Fund
Strategic Value Fund
Diversified Value Fund
Social Principles Fund
Secular Growth Fund


11796                                                          547174     08/99



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